Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Available-for-sale securities
Schedule of Investments [Line Items]
Amortized cost	¥ 714,190	¥ 861,953
Gross unrealized gains	47,477	35,446
Gross unrealized losses	(4,368)	(10,912)
Fair value	757,299	886,487
Available-for-sale securities | Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Amortized cost	276,832	219,729
Gross unrealized gains	1,906	1,191
Gross unrealized losses	(21)	(5)
Fair value	278,717	220,915
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Amortized cost	58,571	56,108
Gross unrealized gains	2,519	1,358
Gross unrealized losses	0	(107)
Fair value	61,090	57,359
Available-for-sale securities | Corporate debt securities
Schedule of Investments [Line Items]
Amortized cost	193,973	280,540
Gross unrealized gains	3,809	2,325
Gross unrealized losses	(947)	(2,643)
Fair value	196,835	280,222
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Schedule of Investments [Line Items]
Amortized cost	64,159	140,054
Gross unrealized gains	116	192
Gross unrealized losses	(1,031)	(1,094)
Fair value	63,244	139,152
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Schedule of Investments [Line Items]
Amortized cost	59,419	95,788
Gross unrealized gains	3,480	3,078
Gross unrealized losses	(2,208)	(3,538)
Fair value	60,691	95,328
Available-for-sale securities | Other Debt Securities
Schedule of Investments [Line Items]
Amortized cost	7,367	7,961
Gross unrealized gains	944	449
Gross unrealized losses	0	0
Fair value	8,311	8,410
Available-for-sale securities | Equity securities
Schedule of Investments [Line Items]
Amortized cost	53,869	61,773
Gross unrealized gains	34,703	26,853
Gross unrealized losses	(161)	(3,525)
Fair value	88,411	85,101
Held-to-maturity Securities
Schedule of Investments [Line Items]
Amortized cost	803,641	905,783
Gross unrealized gains	56,497	38,265
Gross unrealized losses	(4,368)	(10,912)
Fair value	855,770	933,136
Held-to-maturity Securities | Japanese Government Bond Securities
Schedule of Investments [Line Items]
Amortized cost	89,451	43,830
Gross unrealized gains	9,020	2,819
Gross unrealized losses	0	0
Fair value	¥ 98,471	¥ 46,649